Oct. 01, 2015

PROSHARES TRUST

ProShares Ultra Junior Miners

ProShares UltraShort Junior Miners

Supplement dated May 26, 2016

to each Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information

dated October 1, 2015, each as supplemented or amended

All references to the Market Vectors Global Junior Gold Miners Index are removed and replaced with references to the MVISTM Global Junior Gold Miners Index. The Index’s components and methodology are not impacted by this name change.